Segmental Analysis - Narrative (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) market segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Apr. 29, 2024 USD ($)
Disclosure of products and services [line items]
Revenue from contracts with customers	$ 772,100,000	$ 631,900,000	$ 351,800,000
Number of entity operating segments | segment	5
Revenue	$ 1,594,700,000	1,244,600,000	711,100,000
Contract assets	0	0	0
Liabilities from share-based payment transactions	$ 2,300,000			$ 2,300,000
Operating segments | Clearing
Disclosure of products and services [line items]
Number of revenue markets | market	4
Revenue	$ 466,300,000	373,600,000	200,000,000.0
Operating segments | Agency and Execution
Disclosure of products and services [line items]
Number of revenue markets | market	2
Revenue	$ 695,200,000	541,500,000	230,700,000
Operating segments | Agency and Execution | Energy
Disclosure of products and services [line items]
Revenue	286,300,000	219,800,000	140,400,000
Operating segments | Agency and Execution | Financial Securities
Disclosure of products and services [line items]
Revenue	$ 407,200,000	319,800,000	88,700,000
Operating segments | Market Making
Disclosure of products and services [line items]
Number of revenue markets | market	4
Revenue	$ 207,800,000	153,900,000	172,600,000
Operating segments | Market Making | Energy
Disclosure of products and services [line items]
Revenue	32,500,000	31,600,000	52,100,000
Operating segments | Market Making | Financial Securities
Disclosure of products and services [line items]
Revenue	35,600,000	25,500,000	11,500,000
Operating segments | Market Making | Metals
Disclosure of products and services [line items]
Revenue	105,900,000	69,300,000	88,700,000
Operating segments | Market Making | Agriculture
Disclosure of products and services [line items]
Revenue	$ 33,800,000	27,500,000	20,300,000
Operating segments | Hedging and Investment Solutions
Disclosure of products and services [line items]
Number of revenue markets | market	2
Revenue	$ 161,500,000	128,100,000	100,000,000.0
Operating segments | Hedging and Investment Solutions | Hedging Solutions
Disclosure of products and services [line items]
Revenue	69,200,000	62,000,000.0	52,400,000
Operating segments | Hedging and Investment Solutions | Financial Products
Disclosure of products and services [line items]
Revenue	92,300,000	66,100,000	47,600,000
Operating segments | Corporate
Disclosure of products and services [line items]
Revenue	$ 63,900,000	$ 47,500,000	$ 7,800,000